Note 11 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026	$ 169,007
2027	151,999
2028	141,920
2029	135,314
2030	129,188
Thereafter	445,661
Finite-Lived Intangible Assets, Net	1,173,089	$ 1,131,246
Servicing Contracts [Member]
2026	20,518
2027	18,261
2028	16,108
2029	13,991
2030	11,942
Thereafter	35,995
Finite-Lived Intangible Assets, Net	116,815
Other Intangible Assets [Member]
2026	148,489
2027	133,738
2028	125,812
2029	121,323
2030	117,246
Thereafter	409,666
Finite-Lived Intangible Assets, Net	$ 1,056,274